UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: PractusTM LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	March 31
Date of reporting period:	July 1, 2018 to June 30, 2019

Item 1.  Proxy Voting Record.

The OTG Latin America Fund launched on May 8, 2019 and did not hold any voting securities for the period from inception to June 30, 2019.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

World Funds Trust

(Registrant)

By	/s/ Karen Shupe

Name:	Karen Shupe
Title:	Principal Executive Officer

Date:  August 27, 2019